Investment in joint ventures accounted for under the equity method:	12 Months Ended
Dec. 31, 2017
Disclosure of joint ventures [abstract]
Disclosure of joint ventures [text block]
Note 9 - Investment in joint ventures accounted for under the equity method:

Operational background

In 2013, the Company participated in a bidding process through its subsidiary, Aeropuerto de Cancún, S. A. de C. V. (Cancún) for a long-term lease agreement to operate and administer the LMM Airport located in San Juan, Puerto Rico.

The investment between Highstar Capital IV (Highstar) and Cancún, created Aerostar Airport Holdings, LLC (Aerostar). It was determined that operations of Aerostar constitute a Joint Venture. Aerostar signed a 40-year lease agreement to operate the LMM Airport. As part of the bidding terms, Aerostar made an initial payment of USD615 million (Ps.7,846 million pesos approximately) to the Puerto Rico authorities. A portion of that payment was funded by a private placement of bonds by Aerostar in the amount of USD350 million (Ps.4,471 million pesos approximately) in the same year of acquisition of the concession.

Nature of the investment in the Joint Business

Aerostar is a limited liability Company incorporated under the laws of Puerto Rico. It is mainly engaged in operating the facilities of the LMM Airport. Aeropuerto de Cancún, S. A. de C. V. holds 60% in the ownership interest of Aerostar (50% until May 26, 2017) and the Public Sector Pension Investment Board “PSP Investments” own the other 40% (until May 26, 2017 owned by Highstar Capital IV in 50%). See Note 1.

Passenger Installation Charges (PFC):

The United States Congress approved the “Aviation Safety and Capacity Expansion Act.” in which it authorizes United States airports to impose a Passenger Installation Fee (PFC). PFCs can be used for airport projects that meet at least one of the following criteria: preserve or improve the security, protection or capacity of the national air transport system; reduce noise or mitigate noise resulting from an airport; or provide opportunities for increased competition between airlines. PFC revenues and accrued interest are restricted for use in capital projects approved by the FAA and are classified as restricted cash. See Note 5. For the period from June 1 to December 31, 2017, revenues collected by PFC were Ps.191,356.

As of June 1, 2017, Aerostar consolidates its shareholding as a subsidiary in the Company, increasing its shareholding from 50% to 60%, for which the recognition as a Joint-venture is until May 26, 2017.

CONDENSED STATEMENT OF FINANCIAL POSITION

	December 31,		May 26,
	2016		2017

Cash and cash equivalents	Ps	719,254	Ps	543,242
Restricted cash and cash equivalents		21,044		16,989
Other current assets		201,992		142,410

Current assets		942,290		702,641

Financial liabilities		(92,367)
Other current liabilities		(615,709)		(647,896)

Current liabilities		(708,076)		(647,896)

Working capital		234,214		547,452

Land, furniture and equipment		152,758		135,373
Intangible assets, airport concessions - Net		14,661,436		13,254,582
Other non-current assets		571		556

Non-current assets		14,814,765		13,390,511

Long term debt		(7,693,682)		(6,824,310)
Loan payable to the Company (Note 13.1)		(1,886,546)		(1,430,310)
Other non-current liabilities		(265,040)		(286,325)
Deferred taxes – Net		(225,107)		(203,502)

Non-current liabilities		(10,070,375)		(8,744,447)

Stockholders’ equity	Ps	4,978,604	Ps	4,700,809

CONDENSED STATEMENT OF COMPREHENSIVE INCOME

					Period from
	For the year ended				January 1,
	on December 31,				to May 26,
	2015		2016		2017

Total revenue	Ps	2,049,611	Ps	2,526,371	Ps	1,170,888
Operating costs and expenses		(1,456,915)		(1,650,890)		(694,435)
Comprehensive financing loss - Net		(444,726)		(535,053)		(229,789)
Deferred income taxes		(46,124)		(51,931)		(21,974)

Net income for the period		101,846		288,497		224,690
Effect for foreign currency conversion		545,514		800,692		(475,233)

Comprehensive income	Ps	647,360	Ps	1,089,189	Ps	(250,543)

Reconciliation of condensed financial information

	December 31,		May 26,
	2016		2017

Initial capital contribution to Aerostar	Ps	3,016,003	Ps	3,016,003
Accumulated earnings (deficit)		(112,162)		176,335
Net income for the period		288,497		224,690
Other accumulated comprehensive income		985,574		1,786,266
Other comprehensive income		800,692		(502,485)

Net assets at period closing		4,978,604		4,700,809

Equity percentage in joint business		50%		50%

Carrying value	Ps	2,489,302	Ps	2,340,405

			From January 1st
	December 31,		to May 26,
	2016		2017

Net income for the period	Ps	288,497	Ps	224,690
Equity percentage in joint venture		50%		50%

Equity method income	Ps	144,248	Ps	112,345